Fair value measurement - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) associate	Dec. 31, 2023 EUR (€)	Jul. 31, 2024
Voltalis
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of acquired	10.86%	12.38%	16.70%
Warrant Liability
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Transfer into level 1	€ 0	€ 0
Derivatives | Electricity Forward Price, Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
EBITDA growth factor (in percent)	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	€ (12,853)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	€ 12,853
Interest Rate Cap
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of derivatives instruments entered into | associate	2